12. Share-Based Compensation (Details - Employee option activity) - Employee Stock Options [Member] - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Options outstanding, beginning balance	4,185,928	5,222,430
Options granted	16,300,000	1,080,000
Options exercised	0	(1,984,080)
Options expired	(51,072)	(132,422)
Options outstanding, ending balance	20,434,856	4,185,928
Options vested or expected to vest	20,434,856
Options exercisable	7,913,567	2,630,024
Weighted-average exercise price outstanding, beginning balance	$ 0.62	$ .47
Weighted-average exercise price, granted	.42	.31
Weighted-average exercise price, exercised		.05
Weighted-average exercise price, expired	0.47	0.93
Weighted-average exercise price, ending balance	0.46	0.62
Weighted-average exercise price, vested or expected to vest	.46
Weighted-average exercise price, exercisable	$ .52	$ .60
Weighted-average remaining life outstanding	8 years 11 months 1 day	6 years 10 months 10 days
Weighted-average remaining life, vested or expected to vest	8 years 11 months 1 day
Weighted-average remaining life, exercisable	7 years 9 months 11 days	5 years 5 months 23 days
Aggregate intrinsic value, outstanding beginning balance	$ 80,338
Aggregate intrinsic value, exercised		$ 509,622
Aggregate intrinsic value, outstanding ending balance	1,915,942	80,338
Aggregate intrinsic value, vested or expected to vest	1,915,942
Aggregate intrinsic value, exercisable	$ 688,343	$ 80,338